Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Property, plant and equipment, carrying value	$ 68,417	$ 67,963
Total Losses	0	57	2,176
Nonrecurring basis
Fair Value Measurements
Total nonrecurring	0	0
Total Losses			2,171
Total nonrecurring	0	0
Nonrecurring basis | Plant, building and equipment
Fair Value Measurements
Total Losses			2,171
Nonrecurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Total nonrecurring			3,012
Nonrecurring basis | Significant Other Observable Inputs (Level 2) | Land use rights
Fair Value Measurements
Total nonrecurring			1,226
Nonrecurring basis | Significant Other Observable Inputs (Level 2) | Plant, building and equipment
Fair Value Measurements
Total nonrecurring			1,786
Nonrecurring basis | Fair value
Fair Value Measurements
Total nonrecurring			3,012
Nonrecurring basis | Fair value | Land use rights
Fair Value Measurements
Total nonrecurring			1,226
Nonrecurring basis | Fair value | Plant, building and equipment
Fair Value Measurements
Total nonrecurring			1,786
Tangshan Yian
Fair Value Measurements
Property, plant and equipment, fair value			2,923
Property, plant and equipment, carrying value			4,420
Sinovac Beijing | Equipment and leasehold improvement
Fair Value Measurements
Property, plant and equipment, fair value			89
Property, plant and equipment, carrying value			$ 763